CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid in Capital	Treasury Stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Stockholders' equity equity, beginning balance at Dec. 31, 2014	$ 84,383	$ 2,682	$ 1,931,796	$ (5,297)	$ (1,775,616)	$ (69,803)	$ 621
Stockholders' equity equity, beginning balance (in shares) at Dec. 31, 2014		268,237,547,000		437,386,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	521,631				545,482	(27,332)	3,481
Common stock dividends	(98,596)				(98,596)
Repurchase of common stock (in shares)		3,400,000		3,400,000,000
Repurchase of common stock	(98,770)	$ (99,000)		$ (98,770)
Settlement of stock-based awards (in shares)		10,844,926,000		289,257,000
Settlement of stock-based awards	48,052	$ 108	54,425	$ (6,481)
Stock-based compensation expense	30,104		30,104
Dividends paid to non-controlling interest on subsidiary common stock	(2,664)						(2,664)
Stockholders' equity equity, ending balance at Dec. 31, 2015	484,140	$ 2,790	2,016,325	$ (110,548)	(1,328,730)	(97,135)	1,438
Stockholders' equity equity, ending balance (in shares) at Dec. 31, 2015		279,082,473,000		4,126,643,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	221,275				242,562	(25,664)	4,377
Common stock dividends	(144,307)				(144,307)
Repurchase of common stock (in shares)		3,980,672		3,980,672,000
Repurchase of common stock	(100,000)	$ (100,000)
Settlement of stock-based awards (in shares)		6,378,652,000		404,008,000
Settlement of stock-based awards	27,468	$ 64	38,602	$ (11,198)
Stock-based compensation expense	48,524		48,524
Dividends paid to non-controlling interest on subsidiary common stock	(3,236)						(3,236)
Adoption of New Accounting Standard	91,751		2,392		89,359
Stockholders' equity equity, ending balance at Dec. 31, 2016	$ 625,615	$ 2,854	2,105,843	$ (221,746)	(1,141,116)	(122,799)	2,579
Stockholders' equity equity, ending balance (in shares) at Dec. 31, 2016	285,461,125	285,461,125,000		8,511,323,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 281,959				242,531	34,315	5,113
Common stock dividends	(154,861)				(154,861)
Repurchase of common stock (in shares)		5,779,769		5,779,769,000
Repurchase of common stock	(109,100)	$ (109,000)		$ (109,100)
Settlement of stock-based awards (in shares)		3,676,776,000		504,634,000
Settlement of stock-based awards	12,692	$ 37	23,655	$ (11,000)
Stock-based compensation expense	44,689		44,689
Dividends paid to non-controlling interest on subsidiary common stock	(2,494)						(2,494)
Stockholders' equity equity, ending balance at Dec. 31, 2017	$ 698,500	$ 2,891	$ 2,174,187	$ (341,846)	$ (1,053,446)	$ (88,484)	$ 5,198
Stockholders' equity equity, ending balance (in shares) at Dec. 31, 2017	289,137,901	289,137,901,000		14,795,726,000